Note 16 - Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of joint ventures [text block]
Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Capital commitment	-	-	-
Commission credit	-	-	-
Discontinued projects	-	-	-
Acquisition costs	-	-	-
Total	-	-	-
Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Assets classified as held for sale	-	-	-
Investments accounted for using the equity method	-	-	-
Total	-	-	-
Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Current assets	-	-	-
Non-current assets	-	-	-
Total	-	-	-
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Opening net assets	-	-	24,390
Commission credit	-	-	-
Commission credit on abandonments	-	-	-
Sundry income	-	-	-
Project swaps	-	-	-
Abandoned projects	-	-	(13,900)
Acquisition of controlling interest	-	-	(10,490)
Net assets	-	-	-
VivoPower share in %	N/A	N/A	50%
VivoPower share in $ (excluding funding obligation)	-	-	-
Commission credit	-	-	-
Acquisition costs	-	-	-
Net Assets	-	-	-